CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) (UNAUDITED) - USD ($)	Preferred Stock Series A I K [Member]	Preferred Stock Series B D E F F 1 G H L [Member]	Preferred Stock Series C And R [Member]	Treasury Stock, Common [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 59,548,201	$ 14,383,808	$ 198,488	$ (4,967,686)	$ 167,421	$ (3,479,126)	$ (65,118,744)	$ 732,361
Beginning balance, shares at Dec. 31, 2021	23,085,563	3,595,952	287	(619,345)	166,130,069
Ending balance, value at Mar. 31, 2022	$ 59,548,201	$ 14,383,808	$ 198,488	$ (4,967,686)	$ 167,421	(3,479,126)	(66,783,944)	(932,839)
Dividend to preferred stock	0	0	0	0			(102,746)	(102,746)
Net loss	$ 0	$ 0	$ 0	$ 0			(1,562,454)	(1,562,454)
Ending balance, shares at Mar. 31, 2022	23,085,563	3,595,952	287	(619,345)	166,130,069
Beginning balance, value at Dec. 31, 2022	$ 59,548,201	$ 17,403,628	$ 198,488	$ 0	$ 789,696	(8,554,368)	(70,855,453)	(1,469,808)
Beginning balance, shares at Dec. 31, 2022	23,085,563	4,350,907	287	0	789,796,735
Ending balance, value at Mar. 31, 2023	$ 59,548,201	$ 17,403,628	$ 198,488	$ 0	$ 908,378	(8,482,813)	(71,208,255)	(1,632,373)
Conversion of convertible notes payable	$ 0	0	0	0	$ 118,682	71,555	0	190,237
Conversion of convertible notes payable, shares					118,682,378
Dividend to preferred stock	$ 0	0	0	0			(336,811)	(336,811)
Net loss	$ 0	$ 0	$ 0	$ 0			$ (15,991)	$ (15,991)
Ending balance, shares at Mar. 31, 2023	23,085,563	4,350,907	287	0	908,479,113